Submission	Oct. 15, 2026
Submission [Line Items]
Central Index Key	0001781755
Registrant Name	The Baldwin Insurance Group, Inc.
Form Type	SC 13E-3
Submission Type	SC 13E3
Fee Exhibit Type	EX-FILING FEES